Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Mar. 31, 2023
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Assets Held for Sale and Disposal Groups

JPY (millions) As of March 31
2023
Property, plant and equipment	¥9,847
Goodwill	3,347
Intangible assets	402
Inventories	1,200
Deferred tax assets	45
Other assets	395
Total assets	¥15,235

Other liabilities	¥144
Total liabilities	¥144